SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENT
Summary of Share-based payment plan (Equity-settled)

In fiscal year 2022, the following Granting Programs were established:

Program	Vesting conditions
Cosan - Regular

3 years of service from the grant and achievement of specific metrics that can vary between 0% and 150% (for the calculation of the fair value, the achievement of 100% was considered). Performance actions will have a specific base weight, according to the target established by the Board of Directors.

Cosan - Partners	5 years of service from grant.
Rumo - Invest

5 years of service from the grant date with restricted shares and additional restricted shares being delivered. The restricted shares being equivalent to 25% of the participant's Long-Term Incentive Program and the additional restricted shares transferred as a result of the Company's Matching.

Rumo – Special	3 years of service from the grant date and achievement of specific metrics that can vary between 0% and 150% (for the calculation of the fair value, the achievement of 100% was considered).

Summary of share-based payment arrangements of share options
Award Type / Award Date	Company	Life expectancy (years)	Grants under plans	Exercised / Canceled / Transferred	Available	Fair value as of grant date - R$
Share grant program
07/31/2018	Cosan S.A.	5	842,408	(107,576)	734,832	9.65
7/31/2019	Cosan S.A.	5	229,020	(20,080)	208,940	12.46
07/31/2020	Cosan S.A.	5	68,972	(6,704)	62,268	20.93
07/31/2021 - Invest I	Cosan S.A.	3	424,839	—	424,839	24.38
09/10/2021 - Invest II	Cosan S.A.	4	5,283,275	(1,320,820)	3,962,455	22.24
10/11/2021 - Invest III	Cosan S.A.	5	809,944	—	809,944	23.20
07/31/2022	Cosan S.A.	3	846,506	—	846,506	18.74
11/22/2022	Cosan S.A.	5	377,173	—	377,173	17.14
			8,882,137	(1,455,180)	7,426,957

7/31/2019	Comgás	4	83,683	(14,794)	68,889	79.00
			83,683	(14,794)	68,889

09/01/2017	Rumo S.A.	5	870,900	(870,900)	—	10.42
08/01/2018	Rumo S.A.	5	1,149,544	(455,931)	693,613	13.94
08/15/2019	Rumo S.A.	5	843,152	(256,757)	586,395	22.17
11/11/2020	Rumo S.A.	5	776,142	(208,694)	567,448	20.01
05/05/2021	Rumo S.A.	5	1,481,000	(421,875)	1,059,125	20.84
09/15/2021	Rumo S.A.	3	1,560,393	(144,611)	1,415,782	18.19
09/01/2022	Rumo S.A.	3	1,781,640	(6,416)	1,775,224	20.36
09/01/2022	Rumo S.A.	-	146,909	—	146,909	20.36
			8,609,680	(2,365,184)	6,244,496
Share-based compensation plan (settled in cash)
07/31/2019 - Invest	Moove	5	132,670	—	132,670	50.79
07/31/2020 - Invest	Moove	5	106,952	—	106,952	61.89
07/31/2021 - Invest	Moove	3	80,729	—	80,729	102.73
07/31/2022 - Invest	Moove	3	77,967	—	77,967	135.05
07/31/2022 - Special Program	Moove	4	615,362	—	615,362	50.05
08/01/2021	TRSP	3	38,158	—	38,158	25.46
08/01/2021	Compass Comercialização	3	35,777	—	35,777	25.46
08/01/2021	Compass Gás e Energia	2	173,316	—	173,316	25.46
08/01/2021	Compass Gás e Energia	3	30,205	—	30,205	25.46
11/01/2021	Compass Gás e Energia	3	1,672,626	—	1,672,626	25.46
11/01/2021	Comgás	3	195,414	—	195,414	25.46
02/01/2022	Compass Gás e Energia	3	88,899	—	88,899	25.59
08/01/2022	Compass Gás e Energia	3	826,392	—	826,392	25.59
08/01/2022	Compass Comercialização	3	30,441	—	30,441	25.59
08/01/2022	TRSP	3	31,258	—	31,258	25.59
			4,136,166	—	4,136,166

Total			21,711,666	(3,835,158)	17,876,508

Summary of reconciliation of outstanding share grants

The change in outstanding share grants are as follows:

Outstanding shares
Balance as of January 1, 2021	10,536,790
Granted	11,531,359
Exercised	(6,200,231)
Canceled	(275,407)
Balance as of December 31, 2021	15,592,511
Granted	5,156,829
Exercised / Canceled	(2,872,832)
Balance as of December 31, 2022	17,876,508

Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model

The weighted average fair value of the shares granted between December 31, 2022 and December 31, 2021, as well as the key assumptions used to apply the Black & Scholes model, were calculated as follows:

	Share grant program
	Cosan S.A.		Compass		Comgás		TRSP		Rumo
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Key premises:
Market price on the grant date	17.14	23.20	29.20	27.27	29.20	78.58	29.20	27.27	20.56	18.20
Interest rate	6.82%	6.82%	N/A	N/A	N/A	6.82%	N/A	N/A	11.53%	6.94%
Volatility	36.50%	36.50%	N/A	N/A	N/A	32.81%	N/A	N/A	27.70%	26.51%